Related-Party Transactions (Details)										1 Months Ended									3 Months Ended	4 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Apr. 28, 2025 $ / shares shares	Apr. 01, 2025	Jan. 23, 2025 shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 22, 2024 shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 01, 2024 USD ($) $ / shares shares	Oct. 30, 2023 shares	Sep. 30, 2023 USD ($) shares	Oct. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Oct. 31, 2023 USD ($) shares	Jan. 31, 2023 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Apr. 28, 2025 $ / shares shares	Apr. 17, 2025 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 14, 2025 shares	Aug. 15, 2025 $ / shares	Jun. 24, 2025 shares	May 01, 2025 $ / shares shares	Jan. 24, 2025 $ / shares	Dec. 30, 2024 shares	May 14, 2024 shares	Apr. 01, 2024 shares	Jan. 29, 2024 shares	Dec. 31, 2022 shares
Related-Party Transactions [Line Items]
Management fee (in Dollars) | $																			$ 90,000				$ 90,000	$ 90,000	$ 180,000	$ 180,000
Number of barrels																600										1,200
Prepayment amount (in Dollars) | $																		$ 1,000,000
Accounts receivable factoring arrangement (in Dollars) | $						$ 329,633	$ 299,667					$ 399,667
Warrants converted (in Shares)															25,369
Warrants issued (in Shares)																			115,216				115,216		39,808					5,813
Cashlessly common stock (in Shares)															140,814
Trading days		10
Convertible debt (in Dollars) | $																									$ 14,800,000
Convertible notes payable, fair Value (in Dollars) | $																									$ 0	$ 17,220,203
Common stock warrants (in Shares)																			985,000,000				985,000,000		70,000,000	10,000,000
Convertible conversion price | $ / shares																															$ 22
Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				$ 0.2							$ 120											$ 120		$ 120
Warrants issued (in Shares)																									39,808	5,846
$ 120 Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares																									$ 120
Warrants issued (in Shares)																									4,166
IPO [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				$ 80
Warrants, Accounts Receivable Factoring Agreement
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares							$ 120
Warrants term							5 years
Outstanding warrant (in Shares)							3,327
Warrant outstanding (in Shares)							3,327					3,327
Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Warrant outstanding (in Shares)																			5,000				5,000									193,599
Prepaid warrants exercised (in Shares)																							153,338
Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				38,124																					14,432
Trading days				10
Class of exercise per warrant | $ / shares				$ 160
$8 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				$ 160															$ 160				$ 160		$ 160
Warrants issued (in Shares)				38,124															31,272				31,272		36,280
Class of warrant exercise price | $ / shares				$ 160
Trading days				10
Exercise price of the warrant percentage				200.00%
Share conversion threshold period				24 months
Class of warrant exercise price | $ / shares				$ 160
Class of warrant exercise per share | $ / shares				160
Exercise price of warrants | $ / shares				160
Whiskey Note [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares																			$ 80				$ 80
$12 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				$ 240															$ 240				$ 240		$ 240
Warrants issued (in Shares)				76,248															62,544				62,544		72,560
Trading days				10
Exercise price of the warrant percentage				300.00%
Share conversion threshold period				42 months
$20 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				$ 240															$ 400				$ 400		$ 240
Warrants issued (in Shares)				95,311															78,180				78,180		90,701
Trading days				10
Exercise price of the warrant percentage				500.00%
Share conversion threshold period				60 months
Warrants issued (in Shares)				95,311
$ 6.00 Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares											$ 120											$ 120		$ 120	$ 6
Warrants issued (in Shares)																									83,333
Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Warrants converted (in Shares)																									27,346
Warrant outstanding (in Shares)																									193,599	25,369
Cashlessly common stock (in Shares)																									140,814
Whiskey Note [Member]
Related-Party Transactions [Line Items]
Debt conversion, original debt, amount (in Dollars) | $																$ 500,000
Aggregate principal (in Dollars) | $																672,500
Accounts Receivable Factoring Agreement | Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				$ 80		$ 100							$ 100
Warrants converted (in Shares)				936		749
Warrant outstanding (in Shares)						4,343							4,343
Accounts Receivable Factoring Agreement | $ 120 Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares						$ 120							$ 120
Warrant outstanding (in Shares)						4,343							4,343
Accounts Receivable Factoring Agreement | $ 6.00 Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares						$ 120							$ 120
2022 and 2023 Convertible Promissory Notes [Member]
Related-Party Transactions [Line Items]
Warrants converted (in Shares)																									25,369
Whiskey Special Ops 2023 Notes
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares															$ 100
Warrant outstanding (in Shares)				82,885											37,795
Trading days																									20
Exercise price of the warrant percentage																									125.00%
Convertible debt (in Dollars) | $				$ 8,526,245											$ 8,678,433											$ 2,975,000
Warrant liability, fair value (in Dollars) | $				0																						1,512,692
Convertible Notes [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Related-Party Transactions [Line Items]
Debt conversion, original debt, amount (in Dollars) | $									$ 24,795,755
Convertible notes (in Dollars) | $				$ 15,278,168							$ 18,482,353						$ 33,849,109					$ 18,482,353		$ 18,482,353
Convertible Notes [Member] | 2022 and 2023 Convertible Promissory Notes [Member] | Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Debt conversion, original debt, amount (in Dollars) | $									$ 1,714,574
Warrants converted (in Shares)				25,369				25,369	25,369																25,369
Warrant liability, fair value (in Dollars) | $									$ 3,505,015
Convertible Notes [Member] | Whiskey Special Ops 2023 Notes
Related-Party Transactions [Line Items]
Aggregate principal amount (in Dollars) | $									$ 5,000,000							10,000,000
Convertible notes payable, fair Value (in Dollars) | $															$ 23,311,063
Convertible Notes [Member] | Whiskey Special Ops 2023 Notes | Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Warrants converted (in Shares)															27,346
Common Stock [Member]
Related-Party Transactions [Line Items]
Convertible promissory notes converted (in Shares)																							449,430
Common stock warrants (in Shares)																	9,500,000												490,000,000				70,000,000	69,500,000
Common Stock [Member] | Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Warrant outstanding (in Shares)																			5,000				5,000
Common Stock [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				$ 160
Warrants issued (in Shares)				38,124
Common Stock [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				76,248
Share conversion threshold period				42 months
Common Stock [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				95,311
Common Stock [Member] | Accounts Receivable Factoring Agreement | Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares											$ 100											$ 100		$ 100
Common Stock [Member] | Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member]
Related-Party Transactions [Line Items]
Common stock warrants (in Shares)				119,954																					119,954
Related Party [Member]
Related-Party Transactions [Line Items]
Prepayment amount (in Dollars) | $																500,000		$ 1,000,000
Accounts receivable factoring arrangement (in Dollars) | $							$ 299,667
Accounts receivable factoring arrangement, amount payable (in Dollars) | $												$ 266,667
Warrants issued (in Shares)																														3,785
Related Party [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				$ 100
Warrants issued for purchase (in Shares)				345							276
Related Party [Member] | $ 120 Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares						120							$ 120
Warrants converted (in Shares)													1,485
Warrant outstanding (in Shares)											16,051											16,051		16,051
Related Party [Member] | Warrants, Accounts Receivable Factoring Agreement
Related-Party Transactions [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $							$ 166,667
Related Party [Member] | Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Warrant outstanding (in Shares)																			0				0
Prepaid warrants exercised (in Shares)																							116,067
Cashlessly common stock (in Shares)																							115,872
Related Party [Member] | Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				6,417																					11,545
Related Party [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				6,417															0				0		3,028
Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				12,835															0				0		90,701
Related Party [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				16,044															0				0		115,456
Warrants issued (in Shares)				16,044
Related Party [Member] | $ 6.00 Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares						$ 120					$ 120		$ 120									$ 120		$ 120
Warrants converted (in Shares)						1,485
Warrant outstanding (in Shares)											16,051											16,051		16,051
Related Party [Member] | Whiskey Note [Member]
Related-Party Transactions [Line Items]
Debt conversion, original debt, amount (in Dollars) | $																500,000
Aggregate principal (in Dollars) | $																$ 672,500
Related Party [Member] | Accounts Receivable Factoring Agreement | Warrant [Member]
Related-Party Transactions [Line Items]
Warrants converted (in Shares)				833								666
Related Party [Member] | 2022 and 2023 Convertible Notes
Related-Party Transactions [Line Items]
Convertible notes payable, fair Value (in Dollars) | $																										17,220,203
Warrant liability, fair value (in Dollars) | $																										340,918
Related Party [Member] | Whiskey Special Ops 2023 Notes
Related-Party Transactions [Line Items]
Warrant outstanding (in Shares)				27,912
Convertible debt (in Dollars) | $				$ 3,247,425																						800,000
Convertible notes payable, fair Value (in Dollars) | $				4,815,132
Warrant liability, fair value (in Dollars) | $				0																						406,774
Related Party [Member] | Convertible Notes [Member]
Related-Party Transactions [Line Items]
Warrants converted (in Shares)					12,500
Related Party [Member] | Convertible Notes [Member] | Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Warrants converted (in Shares)					12,500
Related Party [Member] | Convertible Notes [Member] | 2022 Convertible Notes
Related-Party Transactions [Line Items]
Aggregate principal amount (in Dollars) | $																										3,982,500
Aggregate cash proceed (in Dollars) | $																										$ 2,950,000
Related Party [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Related-Party Transactions [Line Items]
Convertible notes (in Dollars) | $				$ 6,870,236
Related Party [Member] | Convertible Notes [Member] | Whiskey Special Ops 2023 Notes
Related-Party Transactions [Line Items]
Warrants converted (in Shares)																										5,333
Convertible debt (in Dollars) | $															$ 3,247,425											$ 800,000
Convertible notes payable, fair Value (in Dollars) | $															$ 8,723,321
Related Party [Member] | Common Stock [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				6,417
Related Party [Member] | Common Stock [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				16,044
Related Party [Member] | 2024 Barrel Production Contract
Related-Party Transactions [Line Items]
Number of barrels																600										1,200
Related Party [Member] | May 2024 Accounts Receivable Factoring Agreement
Related-Party Transactions [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $														$ 100,000
Factoring arrangement fees percentage														10.00%
Accounts receivable factoring arrangement (in Dollars) | $														$ 10,000
Accounts receivable factoring arrangement, amount payable (in Dollars) | $													$ 113,285
Related Party [Member] | Accounts Receivable Factoring Agreement [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares						$ 100							$ 100
Related Party [Member] | Accounts Receivable Factoring Agreement
Related-Party Transactions [Line Items]
Factoring arrangement fees percentage							10.00%
Accounts receivable factoring arrangement (in Dollars) | $							$ 29,966
Related Party [Member] | Accounts Receivable Factoring Agreement | Warrant [Member]
Related-Party Transactions [Line Items]
Warrants converted (in Shares)				520
Class of warrant exercise price | $ / shares				$ 80		$ 100							$ 100
Warrants converted (in Shares)				10,416		8,333
Converted Warrants (in Shares)						416
Related Party [Member] | Accounts Receivable Factoring Agreement | $ 120 Warrant [Member]
Related-Party Transactions [Line Items]
Warrant outstanding (in Shares)						2,403							2,403
Related Party [Member] | Accounts Receivable Factoring Agreement | $ 6.00 Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares						$ 120							$ 120
Warrant outstanding (in Shares)						48,073							48,073
Related Party [Member] | Barrels of Aged Whiskey Purchased [Member]
Related-Party Transactions [Line Items]
Number of barrels											50
Purchases from related party (in Dollars) | $											$ 110,600
Related Party [Member] | Barrels of Aged Whiskey Purchased [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				$ 80							$ 100											$ 100		$ 100
Warrants issued for purchase (in Shares)				345							276
Related Party [Member] | Cost of Aged Whiskey Purchased Per Barrel [Member]
Related-Party Transactions [Line Items]
Purchases from related party (in Dollars) | $											$ 2,212
Related Party [Member] | Cost of Aged Whiskey Purchased, Barrel [Member]
Related-Party Transactions [Line Items]
Purchases from related party (in Dollars) | $											495
Related Party [Member] | Cost of Aged Whiskey Purchased, Spirits [Member]
Related-Party Transactions [Line Items]
Purchases from related party (in Dollars) | $											1,717
Related Party [Member] | Cost of Aged Whiskey Purchased to Fixed Assets [Member]
Related-Party Transactions [Line Items]
Related party amount (in Dollars) | $											24,750
Related Party [Member] | Cost of Aged Whiskey Purchased to Inventory
Related-Party Transactions [Line Items]
Related party amount (in Dollars) | $											$ 85,850
Related Party [Member] | Barrels of Aged Whiskey Sold [Member]
Related-Party Transactions [Line Items]
Number of barrels										250
Related party amount (in Dollars) | $										$ 166,667
Annual markup on repurchase, percent										15.00%
Monthly markup on repurchase, percent										1.25%
Related Party [Member] | Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				12,835
Related Party [Member] | 2022 Convertible Notes
Related-Party Transactions [Line Items]
Aggregate principal amount (in Dollars) | $				$ 6,311,250																						$ 6,311,250
Aggregate cash proceed (in Dollars) | $				4,675,000																						4,675,000
Converted price percentage																									50.00%
Convertible debt (in Dollars) | $				$ 4,422,379																						$ 252,621
Investor One
Related-Party Transactions [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $							1,000
Investor One | May 2024 Accounts Receivable Factoring Agreement
Related-Party Transactions [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $														1,000
Investor Two
Related-Party Transactions [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $							$ 1,000
Investor Two | May 2024 Accounts Receivable Factoring Agreement
Related-Party Transactions [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $														$ 1,000
Subsequent Event [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares																					$ 0.02
Warrants issued (in Shares)																					16,393
Convertible conversion price | $ / shares																															$ 22
Subsequent Event [Member] | Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Warrant outstanding (in Shares)																											0
Subsequent Event [Member] | Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares	$ 0.02																			$ 0.02	$ 0.02
Warrant outstanding (in Shares)	95,971																			95,971	95,971
Prepaid warrants exercised (in Shares)																				62,627	62,627
Cashlessly common stock (in Shares)																				62,538	62,538
Subsequent Event [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Promissory Notes [Member] | Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Warrants converted (in Shares)																									71,020
Subsequent Event [Member] | Related Party [Member] | Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Warrant outstanding (in Shares)	60,189																			60,189	60,189
Prepaid warrants exercised (in Shares)	55,878																			55,878	55,878
Cashlessly common stock (in Shares)	55,795																			55,795	55,795
Minimum [Member]
Related-Party Transactions [Line Items]
Common stock warrants (in Shares)																	3,000,000
Convertible conversion price | $ / shares																			$ 9.526				$ 9.526
Minimum [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				16,044
Minimum [Member] | Related Party [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)																									5,272
Median [Member] | Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)																									11,545
Maximum [Member]
Related-Party Transactions [Line Items]
Common stock warrants (in Shares)																	10,000,000
Convertible conversion price | $ / shares																			$ 22.4				$ 22.4
Maximum [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				95,311
Maximum [Member] | Related Party [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)																									14,432
Common Stock [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares																												$ 0.2
Warrants issued (in Shares)																			38,124				38,124
Stock price | $ / shares				$ 80
Common stock warrants (in Shares)								9,500,000
Common Stock [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				80
Stock price | $ / shares				$ 80
Common Stock [Member] | Warrants, Accounts Receivable Factoring Agreement
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares							$ 120
Warrant outstanding (in Shares)							3,327
Common Stock [Member] | Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Prepaid warrants exercised (in Shares)																							153,599
Common Stock [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Share conversion threshold period				60 months
Common Stock [Member] | Accounts Receivable Factoring Agreement | Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				$ 80		$ 100							$ 100
Warrants converted (in Shares)				1,248		749						999
Warrants recalculated (in Shares)						936
Common Stock [Member] | Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member]
Related-Party Transactions [Line Items]
Common stock warrants (in Shares)															119,954
Common Stock [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Related-Party Transactions [Line Items]
Convertible promissory notes converted (in Shares)				165,607				165,607	165,607
Common Stock [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes
Related-Party Transactions [Line Items]
Convertible promissory notes converted (in Shares)																	85,877
Common Stock [Member] | Related Party [Member]
Related-Party Transactions [Line Items]
Ownership percentage																			4.99%				4.99%		4.99%
Ownership percentage threshold triggering block of warrant exercise																			4.99%				4.99%		4.99%
Convertible promissory notes converted (in Shares)					12,500
Warrants issued (in Shares)																			6,417				6,417
Common Stock [Member] | Related Party [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Warrants converted (in Shares)													250
Class of warrant exercise price | $ / shares				$ 80		$ 100							$ 100
Warrants converted (in Shares)				312
Offering at per share | $ / shares				$ 80
Warrant exercise price per share | $ / shares				80
Class of warrant exercise price | $ / shares				$ 80
Common Stock [Member] | Related Party [Member] | Warrants, Accounts Receivable Factoring Agreement
Related-Party Transactions [Line Items]
Warrant outstanding (in Shares)							2,216
Warrant outstanding (in Shares)							2,216
Common Stock [Member] | Related Party [Member] | Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member]
Related-Party Transactions [Line Items]
Common stock warrants (in Shares)															60,189																				60,189
Common Stock [Member] | Related Party [Member] | Convertible Notes [Member]
Related-Party Transactions [Line Items]
Convertible promissory notes converted (in Shares)					12,500
Common Stock [Member] | Related Party [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Promissory Notes [Member]
Related-Party Transactions [Line Items]
Convertible promissory notes converted (in Shares)				85,877
Common Stock [Member] | Related Party [Member] | Accounts Receivable Factoring Agreement [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares						$ 100							$ 100
Series A Preferred Stock [Member]
Related-Party Transactions [Line Items]
Number of barrels																						525			525
Subscription purchase of shares (in Shares)						11,328							11,328						494,840				494,840							210,700
Class of warrant exercise price | $ / shares				$ 80																										$ 80
Shares of preferred stock (in Shares)											93,789											93,789		93,789
Warrants issued (in Shares)											93,789											93,789		93,789
Convertible conversion price | $ / shares				$ 80																					$ 100
Series A Preferred Stock [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares											$ 120											$ 120		$ 120
Warrant outstanding (in Shares)											25,515											25,515		25,515
Warrants issued (in Shares)				9,850
Series A Preferred Stock [Member] | $ 120 Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares											$ 120											$ 120		$ 120
Warrant outstanding (in Shares)											25,515											25,515		25,515
Warrants issued (in Shares)											937,959											937,959		937,959
Share price | $ / shares											$ 36.76											$ 36.76		$ 36.76
Series A Preferred Stock [Member] | $ 6.00 Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares											$ 120											$ 120		$ 120
Warrants issued (in Shares)											937,959											937,959		937,959
Share price | $ / shares											$ 36.76											$ 36.76		$ 36.76
Convertible conversion price | $ / shares											$ 120											$ 120		$ 120
Series A Preferred Stock [Member] | Accounts Receivable Factoring Agreement
Related-Party Transactions [Line Items]
Convertible promissory notes converted (in Shares)						32,963						44,291
Series A Preferred Stock [Member] | Common Stock [Member] | Accounts Receivable Factoring Agreement | Warrant [Member]
Related-Party Transactions [Line Items]
Warrants converted (in Shares)				1,248
Series A Preferred Stock [Member] | Related Party [Member]
Related-Party Transactions [Line Items]
Shares of preferred stock (in Shares)											59,001											59,001		59,001
Series A Preferred Stock [Member] | Related Party [Member] | $ 120 Warrant [Member]
Related-Party Transactions [Line Items]
Warrant outstanding (in Shares)											16,051											16,051		16,051
Series A Preferred Stock [Member] | Related Party [Member]
Related-Party Transactions [Line Items]
Number of barrels																						50			50
Shares of preferred stock (in Shares)											59,001											59,001		59,001
Series A Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares											$ 120											$ 120		$ 120
Warrant outstanding (in Shares)											16,051											16,051		16,051
Series A Preferred Stock [Member] | Related Party [Member] | $ 120 Warrant [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)											590,045											590,045		590,045
Series A Preferred Stock [Member] | Related Party [Member] | $ 6.00 Warrant [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)											590,045											590,045		590,045
Series A Preferred Stock [Member] | Related Party [Member] | Accounts Receivable Factoring Agreement
Related-Party Transactions [Line Items]
Convertible promissory notes converted (in Shares)						18,333						29,661
Series A Preferred Stock [Member] | Related Party [Member] | Accounts Receivable Factoring Agreement
Related-Party Transactions [Line Items]
Convertible promissory notes converted (in Shares)						18,333
Series A Preferred Stock [Member] | Related Party [Member] | Barrels of Aged Whiskey Purchased [Member]
Related-Party Transactions [Line Items]
Shares issued for purchase (in Shares)											11,060
Series B Preferred Stock [Member]
Related-Party Transactions [Line Items]
Subscription purchase of shares (in Shares)																			756,854				756,854
Class of warrant exercise price | $ / shares																			$ 0.2				$ 0.2
Share conversion threshold period			36 months
Series B Preferred Stock [Member] | Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Cashlessly common stock (in Shares)																							55,917
Series B Preferred Stock [Member] | Subsequent Event [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)																					5,960
Share conversion threshold period			36 months
Series B Preferred Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Prepaid warrants exercised (in Shares)			35,000
Series B Preferred Stock [Member] | Subsequent Event [Member] | Prepaid Warrants [Member]
Related-Party Transactions [Line Items]
Prepaid warrants exercised (in Shares)																				35,000	35,000
Cashlessly common stock (in Shares)																				39,200	39,200
Series B Preferred Stock [Member] | Minimum [Member] | Subsequent Event [Member]
Related-Party Transactions [Line Items]
Convertible conversion price | $ / shares																					$ 9.472
Series B Preferred Stock [Member] | Maximum [Member] | Subsequent Event [Member]
Related-Party Transactions [Line Items]
Convertible conversion price | $ / shares																					$ 23.4
IPO [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				$ 80
Stock price per share | $ / shares				80
Stock price | $ / shares				80
Share price | $ / shares				80
Stock price | $ / shares											$ 100											$ 100		$ 100
Stock price | $ / shares				80							100											100		100	$ 80
Share price per share | $ / shares				80
Offering price | $ / shares				80
Stock price per warrants | $ / shares				80
Stocks price | $ / shares				$ 80
IPO [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Warrant outstanding (in Shares)				12,313
IPO [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				$ 160
IPO [Member] | $ 6.00 Warrant [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares											120											120		120
IPO [Member] | Common Stock [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares				160
IPO [Member] | Tranche 1 [Member]
Related-Party Transactions [Line Items]
Stock price per share | $ / shares				80
IPO [Member] | Tranche 2 [Member]
Related-Party Transactions [Line Items]
Stock price per share | $ / shares				80
IPO [Member] | Tranche 3 [Member]
Related-Party Transactions [Line Items]
Stock price per share | $ / shares				$ 80
IPO [Member] | Related Party [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Warrants issued (in Shares)				3,028
IPO [Member] | Related Party [Member] | Convertible Notes [Member] | Whiskey Special Ops 2023 Notes
Related-Party Transactions [Line Items]
Stock price | $ / shares																										$ 100
IPO [Member] | Series A Preferred Stock [Member]
Related-Party Transactions [Line Items]
Stock price | $ / shares				$ 80
IPO [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Related-Party Transactions [Line Items]
Class of warrant exercise price | $ / shares											$ 120											$ 120		$ 120
Warrant outstanding (in Shares)											25,515											25,515		25,515